Commitments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Commitments
37	COMMITMENTS

(a)	Capital commitments
The Group’s capital expenditure contracted for as of December 31 but not provided in the consolidated financial statements were as follows:

	2019	2018
	Million	Million
Land and buildings	7,430	9,327
Telecommunications equipment and others	34,463	44,174

	41,893	53,501

(b)	Operating lease commitments
The Group leases certain land and buildings, leased lines and network assets, motor vehicles, computer and other office equipment.
From January 1, 2019, in accordance with IFRS 16, the Group has recognized right-of-use
assets for these leases, except for short-term leases, leases of low-value
assets, variable payment leases which are recorded in profit or loss as incurred and contracts reassessed as service arrangements, see note 3(
d
) and note 16 for further information.
The portfolio of the majority short-term leases which were committed by the Group as of December 31, 2019 was similar to the portfolio of short-term leases which were recorded in the profit or loss as incurred during 2019. Therefore, there is no need to disclose short-term lease commitments separately.
The total future minimum lease payments under
non-cancellable
operating leases as of December 31, 2018 were as follows:

	Land and buildings	Leased lines and network assets	Others	Total
	Million	Million	Million	Million
As of December 31, 2018
Within one year	10,067	44,867	1,402	56,336
After one year but within five years	24,843	123,088	1,324	149,255
After five years	11,165	3,464	81	14,710

	46,075	171,419	2,807	220,301

(c)	Investment commitments
The Group has an investment commitment to a joint venture (see note 21).